united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 04/30

Date of reporting period: 1/31/17

Item 1. Schedule of Investments.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 86.98%
	EQUITY FUNDS - 86.98%
305,019	iShares Core S&P Mid-Cap ETF	$ 51,295,045
736,032	iShares Core S&P Small-Cap ETF *	50,315,147
187,983	iShares Morningstar Mid-Cap ETF*	30,295,340
437,163	iShares S&P 500 Value ETF*	44,577,511
275,374	Powershares QQQ Trust Series 1*	34,303,339
315,618	PowerShares S&P MidCap Low Volatility Portfolio*	12,962,431
554,759	Schwab U.S. Large-Cap Value ETF	26,855,883
284,739	SPDR SSGA US Small Cap Low Volatility Index ETF	26,027,992
203,992	Vanguard S&P 500 ETF*	42,628,208
248,880	Vanguard S&P 500 Growth ETF *	27,951,713
527,873	Vanguard Value ETF*	49,340,290
	TOTAL EXCHANGE TRADED FUNDS (Cost - $372,503,478)	396,552,899

	MUTUAL FUNDS - 12.57%
	EQUITY FUNDS - 12.57%
2,228,171	DoubleLine Shiller Enhanced CAPE - Institutional Class	31,461,770
977,590	JPMorgan Disciplined Equity Fund - Institutional Class	23,618,575
67,210	Vanguard Strategic Equity Fund - Investor Class	2,205,166
	TOTAL MUTUAL FUNDS (Cost - $52,007,048)	57,285,511

	SHORT-TERM INVESTMENTS - 5.57%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.96%
11,397,551	Dreyfus Government Cash Management - Institutional Class, 0.47%**	11,397,551
11,199,958	Milestone Treasury Obligations Fund - Institutional Class, 0.33%** (a)	11,199,958
		22,597,509
	MONEY MARKET FUND - 0.61%
2,802,405	Milestone Treasury Obligations Fund - Institutional Class, 0.33%** (a)	2,802,405

	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,399,914)	25,399,914

	TOTAL INVESTMENTS - 105.12% (Cost - $449,910,440) (b)	$ 479,238,324
	OTHER ASSETS AND LIABILITIES - NET - (5.12)%	(23,350,122)
	TOTAL NET ASSETS - 100.00%	$ 455,888,202

ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $22,124,683 at January 31, 2017.
** Money market fund; interest rate reflects seven day effective yield on January 31, 2017.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $450,123,400 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 29,114,924
	Unrealized depreciation	-
	Net unrealized appreciation	$ 29,114,924

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.57%
	CONSUMER DEFENSIVE - 4.37%
116,518	Consumer Staples Select Sector SPDR Fund *	$ 6,127,682

	CURRENCY - 2.71%
138,949	WisdomTree Bloomberg U.S. Dollar Bullish Fund *	3,801,881

	ENERGY - 16.51%
198,566	Energy Select Sector SPDR Fund*	14,475,461
178,073	First Trust North American Energy Infrastructure Fund*	4,491,001
157,182	Global X Lithium ETF	4,173,182
		23,139,644
	FINANCIAL SERVICES - 18.02%
424,889	Vanguard Financials ETF *	25,255,402

	HEALTH & BIOTECHNOLOGY - 13.14%
261,131	Health Care Select Sector SPDR Fund *	18,414,958

	INDUSTRIAL - 6.14%
135,802	Industrial Select Sector SPDR Fund *	8,607,131

	LEISURE - 7.78%
128,531	Consumer Discretionary Select Sector SPDR Fund *	10,903,285

	REAL ESTATE - 2.74%
132,923	iShares U.S. Home Construction ETF *	3,844,133

	SMALL CAP GROWTH & INCOME - 4.20%
138,563	PowerShares S&P SmallCap Low Volatility Portfolio *	5,894,470

	TECHNOLOGY - 19.71%
46,214	Guggenheim S&P 500 Equal Weight Technology ETF *	5,237,433
446,945	Technology Select Sector SPDR Fund	22,383,005
		27,620,438
	UTILITY - 4.25%
145,920	First Trust Water ETF	5,953,536

	TOTAL EXCHANGE TRADED FUNDS (Cost - $129,387,205)	139,562,560

	SHORT-TERM INVESTMENTS - 38.60%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 37.94%
7,674,886	Dreyfus Government Cash Management - Institutional Class, 0.47%**	7,674,886
45,500,000	Milestone Treasury Obligations Portfolio - Institutional Class, 0.33%** (a)	45,500,000
		53,174,886
	MONEY MARKET FUND - 0.66%
930,498	Milestone Treasury Obligations Portfolio - Institutional Class, 0.33%** (a)	930,498

	TOTAL SHORT-TERM INVESTMENTS (Cost - $54,105,384)	54,105,384

	TOTAL INVESTMENTS - 138.17% (Cost - $183,492,589) (b)	$ 193,667,944
	OTHER ASSETS AND LIABILITIES - NET - (38.17)%	(53,506,530)
	TOTAL NET ASSETS - 100.00%	$ 140,161,414

ETF - Exchange Traded Fund
* All or a portion of the security is on loan. Total loaned securities had a value of $57,893,819 at January 31, 2017.
** Money market fund; interest rate reflects seven day effective yield on January 31, 2017.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $183,492,589 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 10,287,185
	Unrealized depreciation	(111,830)
	Net unrealized appreciation	$ 10,175,355

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2017

Shares	Description	Value
	MUTUAL FUNDS - 99.00%
	EQUITY FUNDS - 99.00%
723,080	Brown Advisory - WMC Strategic European Equity Fund - Institutional Class	$ 7,397,106
412,745	FMI International Fund - Investor Class	12,617,617
483,826	JOHCM International Select Fund - Institutional Class	9,439,442
394,772	Matthews Japan Fund - Institutional Class	7,717,801
284,397	MFS International Value Fund - R5 Class	10,204,158
175,205	MFS Low Volatility Global Equity Fund - Institutional Class	2,058,664
418,377	Oberweis International Opportunities Fund - Retail Class	8,844,494
312,408	Thornburg Global Opportunities Fund - Institutional Class	8,506,867
	TOTAL MUTUAL FUNDS (Cost - $65,496,578)	66,786,149

	SHORT-TERM INVESTMENTS - 1.14%
	MONEY MARKET FUND - 1.14%
770,448	Milestone Treasury Obligations Fund, 0.33%** (a) (Cost - $770,448)	770,448

	TOTAL INVESTMENTS - 100.14% (Cost - $66,267,026) (b)	$ 67,556,597
	OTHER ASSETS AND LIABILITIES - NET - (0.14)%	(98,342)
	TOTAL NET ASSETS - 100.00%	$ 67,458,255

** Money market fund; interest rate reflects seven day effective yield on January 31, 2017.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $66,267,807 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 2,056,208
	Unrealized depreciation	(767,418)
	Net unrealized appreciation	$ 1,288,790

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 6.17%
	DEBT FUNDS - 6.17%
86,759	First Trust Low Duration Opportunities ETF (Cost - $4,575,413)	$ 4,526,217

	MUTUAL FUNDS - 93.31%
	ASSET ALLOCATION FUND - 7.91%
543,774	Touchstone Flexible Income Fund - Institutional Class	5,802,074

	DEBT FUNDS - 85.40%
486,643	BlackRock Total Return Fund - Institutional Class	5,635,330
908,316	DoubleLine Total Return Bond Fund - Institutional Class	9,646,312
191,260	Guggenheim Floating Rate Strategies Fund - Institutional Class	4,988,055
363,315	Guggenheim- Total Return Bond Fund - Institutional Class	9,646,003
770,906	JPMorgan Mortgage-Backed Securities Fund - Select Class	8,603,307
848,587	PIMCO Income Fund - Institutional Class	10,276,389
497,510	PIMCO Mortgage Opportunities Fund - Institutional Class	5,442,758
853,220	TCW Total Return Bond Fund - Institutional Class	8,421,283
		62,659,437

	TOTAL MUTUAL FUNDS (Cost - $69,187,631)	68,461,511

	SHORT-TERM INVESTMENT - 0.55%
	MONEY MARKET FUND - 0.55%
404,264	Milestone Treasury Obligations Portfolio - Institutional Class, 0.33%* (a) (Cost -$404,264)	404,264

	TOTAL INVESTMENTS - 100.03% (Cost - $74,167,308) (b)	$ 73,391,992
	OTHER ASSETS AND LIABILITIES - NET - (0.03)%	(24,117)
	TOTAL NET ASSETS - 100.00%	$ 73,367,875

ETF - Exchange Traded Fund
*Money market fund; interest rate reflects seven day effective yield on January 31, 2017.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $74,224,831 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 276,213
	Unrealized depreciation	(1,109,052)
	Net unrealized depreciation	$ (832,839)

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2017

Shares	Description	Value
	MUTUAL FUNDS -99.64%
	ASSET ALLOCATION FUND - 9.87%
899,707	Gabelli ABC Fund - Advisor Class	$ 9,087,045

	DEBT FUNDS - 59.21%
353,581	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	4,808,708
351,720	DFA Five-Year Global Fixed Income Portfolio - Institutional Class	3,833,748
279,444	JPMorgan Limited Duration Bond Fund - Select Class	2,791,643
621,638	Performance Trust Strategic Bond Fund - Retail Class	13,906,034
1,346,699	PIMCO Mortgage Opportunities Fund - Institutional Class	14,732,888
831,015	Semper MBS Total Return Fund - Institutional Class	8,800,446
564,738	Zeo Strategic Income Fund - Institutional Class	5,619,142
		54,492,609
	EQUITY FUNDS - 30.56%
735,788	American Century Market Neutral Value Fund - Institutional Class	7,902,363
472,237	AQR Long-Short Equity Fund - Institutional Class	6,195,751
1,083,765	Calamos Market Neutral Income Fund - Institutional Class	14,023,916
		28,122,030

	TOTAL MUTUAL FUNDS (Cost - $92,311,099)	91,701,684

	SHORT-TERM INVESTMENTS - 0.29%
	MONEY MARKET FUND - 0.29%
270,726	Milestone Treasury Obligations Fund - Institutional Class, 0.33%** (a) (Cost - $270,726)	270,726

	TOTAL INVESTMENTS - 99.93% (Cost - $92,581,825) (b)	$ 91,972,410
	OTHER ASSETS AND LIABILITIES - NET - 0.07%	64,466
	TOTAL NET ASSETS - 100.00%	$ 92,036,876

** Money market fund; interest rate reflects seven day effective yield on January 31, 2017.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $92,584,286 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 302,602
	Unrealized depreciation	(914,478)
	Net unrealized depreciation	$ (611,876)

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2017

Shares	Description	Value
	MUTUAL FUNDS - 100.02%
	ASSET ALLOCATION FUND - 6.92%
68,917	Eventide Multi-Asset Income Fund - Institutional Class	$ 723,630

	DEBT FUNDS - 23.79%
67,852	GuideStone Funds Flexible Income Fund - Retail Class	650,023
16,320	New Covenant Income Fund - Retail Class	376,167
142,463	Praxis Impact Bond Fund - Institutional Class	1,461,669
		2,487,859

	EQUITY FUNDS - 69.31%
27,777	Ave Maria Rising Dividend Fund - Retail Class	476,387
164,821	GuideStone Defensive Market Strategies Fund - Investor Class	1,982,794
47,900	GuideStone Funds - Equity Index Fund - Investor Class	1,203,735
51,678	Praxis Growth Index Fund - Institutional Class	1,006,679
101,483	Praxis Value Index Fund - Institutional Class	1,289,848
8,344	Steward Global Equity Income Fund - Institutional Class	246,829
68,183	Steward Small-Mid Cap Enhanced Fund - Institutional Class	1,043,198
		7,249,470

	TOTAL MUTUAL FUNDS (Cost - $10,011,561)	10,460,959

	SHORT-TERM INVESTMENT - 0.33%
	MONEY MARKET FUND - 0.33%
34,902	Milestone Treasury Obligations Fund - Institutional Class, 0.33%** (a) (Cost - $34,902)	34,902

	TOTAL INVESTMENTS - 100.35% - (Cost - $10,046,463) (b)	$ 10,495,861
	OTHER ASSETS AND LIABILITIES - NET - (0.35)%	(36,516)
	TOTAL NET ASSETS - 100.00%	$ 10,459,345

** Money market fund; interest rate reflects seven day effective yield on January 31, 2017.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,091,938 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 484,461
	Unrealized depreciation	(80,538)
	Net unrealized appreciation	$ 403,923

PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 13.33%
	EQUITY FUNDS - 13.33%
158,639	iShares S&P 500 Value ETF	$ 16,176,419
168,384	Vanguard S&P 500 ETF	35,187,204
	TOTAL EXCHANGE TRADED FUNDS (Cost - $49,357,395)	51,363,623

	MUTUAL FUNDS - 86.40%
	ASSET ALLOCATION - 73.51%
2,279,529	American Balanced Fund - Retail Class	57,535,313
1,658,582	Columbia Balanced Fund - Retail Class	62,462,188
1,680,719	Eaton Vance Balanced Fund - Institutional Class	14,269,304
546,884	Fidelity Puritan Fund - Retail Class	11,517,374
561,940	Transamerica Multi-Managed Balanced Fund - Institutional Class	14,526,144
2,207,906	Vanguard Balanced Index Fund - Institutional Class	69,571,110
1,197,258	Vanguard Tax-Managed Balanced Fund - Admiral Class	33,762,664
651,938	Wells Fargo Index Asset Allocation Fund - Administrator Class	19,610,286
		283,254,383
	DEBT FUND - 7.34%
2,665,257	DoubleLine Total Return Bond Fund - Institutional Class	28,305,025

	EQUITY FUND - 5.55%
1,778,497	GuideStone Defensive Market Strategies Fund - Investor Class	21,395,318

	TOTAL MUTUAL FUNDS (Cost - $373,989,537)	332,954,726

	SHORT-TERM INVESTMENTS - 0.36%
	MONEY MARKET FUND - 0.36%
1,377,529	Milestone Treasury Obligations Fund - Institutional Class, 0.33% ** (a) (Cost - $1,377,529)	1,377,529

	TOTAL INVESTMENTS - 100.09% (Cost - $375,367,066) (b)	$ 385,695,878
	OTHER ASSETS AND LIABILITIES - NET - (0.09)%	(348,220)
	TOTAL NET ASSETS - 100.00%	$ 385,347,658

** Money market fund; interest rate reflects seven day effective yield on January 31, 2017.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $375,430,650 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 10,945,585
	Unrealized depreciation	(680,357)
	Net unrealized apppreciation	$ 10,265,228

PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)		January 31, 2017

Shares	Description	Value
	EXCHANGE TRADED FUND -8.63%
	EQUITY FUND - 8.63%
245,155	iShares Edge MSCI Min Vol USA ETF (Cost - $11,123,521)	$ 11,225,647

	MUTUAL FUNDS -89.62%
	ALTERNATIVE FUNDS - 19.19%
1,553,504	AQR Equity Market Neutral Fund - Institutional Class	18,486,702
629,482	Vivaldi Merger Arbitrage Fund - Institutional Class	6,477,375
		24,964,077
	ASSET ALLOCATION FUND - 8.08%
988,482	Catalyst Hedged Futures Strategy Fund - Institutional Class	10,507,562

	DEBT FUNDS - 21.73%
1,174,386	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	15,971,649
471,105	Guggenheim Floating Rate Strategies Fund - Institutional Class	12,286,418
		28,258,067
	EQUITY FUNDS - 40.62%
1,044,180	AQR Large Cap Defensive Style Fund - Institutional Class	16,957,488
1,473,834	AQR Long-Short Equity Fund - Institutional Class	19,336,704
685,422	Fidelity Real Estate Income Fund - Retail Class	8,135,964
592,883	Lazard Global Listed Infrastructure Portfolio - Institutional Class	8,395,219
		52,825,375

	TOTAL MUTUAL FUNDS (Cost - $116,612,951)	116,555,081

	SHORT-TERM INVESTMENT - 1.77%
	MONEY MARKET FUND - 1.77%
2,302,822	Milestone Treasury Obligations Fund - Institutional Class, 0.33% ** (a) (Cost - $2,302,822)	2,302,822

	TOTAL INVESTMENTS - 100.02% (Cost - $130,039,294) (b)	$ 130,083,550
	OTHER ASSETS AND LIABILITIES - NET - (0.02)%	(23,280)
	TOTAL NET ASSETS - 100.00%	$ 130,060,270

** Money market fund; interest rate reflects seven day effective yield on January 31, 2017.
(a) The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $130,650,765 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,934,090
	Unrealized depreciation	(2,501,305)
	Net unrealized depreciation	$ (567,215)

Pacific Financial Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2017

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilies and disclosure of contingent assets and liabilies at the date of the financial statements and the reported amounts of income and expenses for the period. Acutal results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2017 for the Funds’ assets and liabilities measured at fair value:

Pacific Financial Core Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 396,552,899	$ -	$ -	$ 396,552,899
Mutual Funds	57,285,511	-	-	57,285,511
Short-Term Investments	25,399,914	-	-	25,399,914
Total	$ 479,238,324	$ -	$ -	$ 479,238,324

Pacific Financial Explorer Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 139,562,560	$ -	$ -	$ 139,562,560
Short-Term Investments	54,105,384	-	-	54,105,384
Total	$ 193,667,944	$ -	$ -	$ 193,667,944

Pacific Financial International Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 66,786,149	$ -	$ -	$ 66,786,149
Short-Term Investments	770,448	-	-	770,448
Total	$ 67,556,597	$ -	$ -	$ 67,556,597

Pacific Financial Strategic Conservative Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 4,526,217	$ -	$ -	$ 4,526,217
Mutual Funds	68,461,511	-	-	68,461,511
Short-Term Investments	404,264	-	-	404,264
Total	$ 73,391,992	$ -	$ -	$ 73,391,992

Pacific Financial Tactical Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 91,701,684	$ -	$ -	$ 91,701,684
Short-Term Investments	270,726	-	-	270,726
Total	$ 91,972,410	$ -	$ -	$ 91,972,410

Pacific Financial Faith & Values Based Moderate Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 10,460,959	$ -	$ -	$ 10,460,959
Short-Term Investments	34,902	-	-	34,902
Total	$ 10,495,861	$ -	$ -	$ 10,495,861

Pacific Financial Dynamic Allocation Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 51,363,623	$ -	$ -	$ 51,363,623
Mutual Funds	332,954,726	-	-	332,954,726
Short-Term Investments	1,377,529	-	-	1,377,529
Total	$ 385,695,878	$ -	$ -	$ 385,695,878

Pacific Financial Flexible Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 11,225,647	$ -	$ -	$ 11,225,647
Mutual Funds	116,555,081	-	-	116,555,081
Short-Term Investments	2,302,822	-	-	2,302,822
Total	$ 130,083,550	$ -	$ -	$ 130,083,550

* Refer to the Portfolio of Investments for Industry Classification.

There were no transfers between levels for the period.

The Funds did not hold any Level 3 securities during the period.

The following amounts were transfers in/(out) of Level 2 Assets:
Pacific Financial International Fund
	Mutual Funds ^	Total
Transfers into Level 2 from Level 1	$ -	$ -
Transfers from Level 2 into Level 1	(9,439,442)	(9,439,442)
Net Transfer In/Out of Level 2	$ (9,439,442)	$ (9,439,442)
^ JOHCM International Select Fund - Institutional Class

Pacific Financial Strategic Conservative Fund
	Mutual Funds +	Total
Transfers into Level 2 from Level 1	$ -	$ -
Transfers from Level 2 into Level 1	(8,421,283)	(8,421,283)
Net Transfer In/Out of Level 2	$ (8,421,283)	$ (8,421,283)
+ TCW Total Return Bond Fund - Retail Class

Pacific Financial Tactical Fund
	Mutual Funds #	Total
Transfers into Level 2 from Level 1	$ -	$ -
Transfers from Level 2 into Level 1	(14,023,916)	(14,023,916)
Net Transfer In/Out of Level 2	$ (14,023,916)	$ (14,023,916)
# Calamos Market Neutral Income Fund - Institutional Class

The Funds did not hold any Level 3 securities during the period. There were no transfers between levels during the period presented except for Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund and Pacific Financial Tactical Fund. Transfers that were made out of Level 2 represent securities no longer being fair valued using observable inputs and are now being valued at net asset value. It is the Funds’ policy to record transfers between levels at the end of the reporting period.

Exchange Traded Funds – The Portfolios may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending - The Core Equity Fund and Explorer Fund have entered into a securities lending arrangement with The Bank of New York Mellon Corporation (the “Borrower”).  Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower.  In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Funds’ Portfolio of Investments.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Funds may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator. The Funds receive compensation relating to the lending of the Funds’ securities.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 3/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 3/29/2017

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 3/29/2017